Schedule of right-of-use assets recognized (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	£ 1,385,524	£ 1,582,100
Charge for the year	(196,577)	(196,576)
Right-of-use assets, ending balance	1,188,947	1,385,524
Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	1,379,360	1,571,829
Charge for the year	(192,469)	(192,469)
Right-of-use assets, ending balance	1,186,891	1,379,360
Other assets [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	6,164	10,271
Charge for the year	(4,108)	(4,107)
Right-of-use assets, ending balance	£ 2,056	£ 6,164